OTHER INVESTMENTS (Narrative) (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 26, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 10, 2020 USD ($)	Jun. 10, 2020 CAD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value realized gain			$ 723
Guyana Goldfields Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Termination fee paid				$ 6,497
Fair value realized gain	$ 15,430
Guyana Goldfields Inc. [Member] | CAD [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Termination fee paid					$ 9,000